Segment Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment Information
4.	Segment Information

Accounting policy

An operating segment is a component of the Company that : a) engages in business activities from which it may earn revenues and incur expenditures, including revenues and expenses that relate to transactions with any of the Company’s other components, and b) whose operating results are regularly reviewed by the Company’s chief operating decision maker (“CODM”) to make decisions as to allocation of resources to the relevant segment and assess its performance and for which individual financial information is available.

The Company uses the “management approach” to determine its reportable segments. The management approach identifies operating segments based on how the entity is organized and based on how financial information is presented to the chief operating decision maker (“CODM”). The Company concluded that the CODM is the Chief Executive Officer.

The Company is organized around geographical divisions and discloses the following reportable segments:

•

Brazil: consists of retail sales of consumer products from all of our verticals (which includes sales of sporting goods and related garments as well as fashion and more recently, beauty goods) carried out through our sites Netshoes.com.br, Zattini.com.br, Shoestock.com.br, Freelace.com.br and third-party sites that we manage as well as our business to business offline operation.

•	Argentina: consists of retail sales of consumer products from sporting goods and related garments carried out through our site Netshoes.com.ar and third-party sites that we manage.

Corporate functions and activities (primarily operating expenses, financial income and financial expenses recorded in Netshoes (Cayman) Limited and Netshoes Holding, LLC) are not allocated directly to the reportable segments and are disclosed below to reconcile the segments to the consolidated financial information.

As explained in note 3, the Mexico operations were sold in October of 2018 and consequently they are presented as discontinued operations.

The CODM receives individual financial information based on the nature of revenues and expenses incurred. There is no regular reporting of individual financial information for products, services, or major customers, and therefore the Company concluded that Brazil and Argentina were each independent reportable segment.

No information on segment assets or liabilities is relevant for decision-making. There are no inter segment transactions in the internal reporting structure.

The Company evaluates the performance of its reportable segments using “segment net income (loss)”. A reconciliation of reportable segments is as follows:

	Brazil								Argentina								Reconciling items (corporate and others)								Total
	Year ended December 31,								Year ended December 31,								Year ended December 31,								Year ended December 31,
	2016		2017		2018		2018		2016		2017		2018		2018		2016		2017		2018		2018		2016		2017		2018		2018
	BRL		BRL		BRL		USD		BRL		BRL		BRL		USD		BRL		BRL		BRL		USD		BRL		BRL Restated		BRL Restated		USD
Continuing operations
Net Sales	R$	1,554,405	R$	1,693,467	R$	1,681,963	US$	434,077	R$	130,746	R$	141,745	R$	126,101	US$	32,544	R$	—	R$	—	R$	0	US$	0	R$	1,685,151	R$	1,835,212	R$	1,808,064	US$	466,621
Cost of sales		(1,043,700)		(1,132,900)		(1,280,376)		(330,437)		(100,531)		(114,114)		(109,466)		(28,251)		—		—		0		0		(1,144,231)		(1,247,014)		(1,389,842)		(358,687)

Segment gross profit		510,705		560,567		401,587		103,640		30,215		27,631		16,635		4,293		—		—		0		0		540,920		588,198		418,222		107,934

Salaries and employees’ benefits		(191,140)		(167,655)		(193,466)		(49,929)		(18,152)		(20,125)		(18,845)		(4,863)		(1,320)		(1,449)		(1,810)		(467)		(210,612)		(189,229)		(214,121)		(55,260)
Marketing expenses		(152,759)		(184,836)		(188,416)		(48,626)		(19,108)		(18,392)		(16,306)		(4,208)		(233)		(781)		(886)		(229)		(172,100)		(204,009)		(205,608)		(53,063)
Operating lease		(24,683)		(25,369)		(25,928)		(6,692)		(2,214)		(2,094)		(2,195)		(566)		—		—		0		0		(26,897)		(27,463)		(28,123)		(7,258)
Credit card fees		(25,572)		(30,213)		(31,621)		(8,161)		(5,255)		(5,032)		(4,192)		(1,082)		—		—		0		0		(30,827)		(35,245)		(35,813)		(9,243)
Information technology services		(29,473)		(30,064)		(25,082)		(6,474)		(883)		(712)		(665)		(172)		(6,244)		(6,054)		(3,274)		(845)		(36,600)		(36,830)		(29,021)		(7,491)
Amortization and depreciation		(27,777)		(27,503)		(41,104)		(10,607)		(798)		(634)		(1,094)		(282)		(2,163)		(3,350)		(15,824)		(4,084)		(30,738)		(31,487)		(58,022)		(14,974)
Consulting		(7,785)		(10,081)		(18,861)		(4,868)		(680)		(684)		(620)		(160)		(1,215)		(2,215)		(8,831)		(2,279)		(9,680)		(12,980)		(28,312)		(7,307)
Allowance for doubtful accounts		(6,227)		(25,443)		(13,014)		(3,359)		—		—		0		0		—		—		0		0		(6,227)		(25,443)		(13,014)		(3,359)
Sales commissions and royalties		(12,021)		(16,069)		(17,459)		(4,505)		(959)		(910)		(940)		(243)		—		—		0		0		(12,980)		(16,979)		(18,399)		(4,748)
Facilities expenses		(14,020)		(14,185)		(13,480)		(3,479)		(1,390)		(1,280)		(1,084)		(280)		—		—		0		0		(15,410)		(15,465)		(14,564)		(3,759)
Other selling, general and administrative expenses		(35,803)		(38,445)		(21,587)		(5,571)		(5,465)		(3,948)		(3,728)		(962)		(64)		(920)		(1,589)		(410)		(41,332)		(43,313)		(26,904)		(6,941)
Other operating (expense) income, net		(5,146)		(3,849)		(7,502)		(1,935)		(103)		(28)		(1,803)		(465)		(2)		(56)		(7)		(2)		(5,251)		(3,933)		(9,312)		(2,403)

Total operating expenses		(532,406)		(573,712)		(597,520)		(154,206)		(55,007)		(53,839)		(51,472)		(13,283)		(11,241)		(14,825)		(32,221)		(8,316)		(598,654)		(642,376)		(681,213)		(175,806)
Financial income		26,642		27,672		14,539		3,752		731		500		427		110		912		824		60		15		28,285		28,996		15,026		3,878
Financial expenses		(93,178)		(116,947)		(70,329)		(18,150)		(11,616)		(10,002)		(12,684)		(3,273)		(1)		(2,091)		(210)		(54)		(104,795)		(129,040)		(83,223)		(21,478)
Monetary correction gain (loss), net		—		—		0		0		—		—		9,595		2,476		—		—		0		0		—		—		9,595		2,476

Loss before income tax		(88,237)		(102,420)		(251,723)		(64,964)		(35,677)		(35,710)		(37,499)		(9,677)		(10,330)		(16,092)		(32,371)		(8,355)		(134,244)		(154,222)		(321,593)		(82,996)

Income tax expense		—		—		0		0		—		—		(202)		(52)		—		—		0		0		—		—		(202)		(52)

Net loss	R$	(88,237)	R$	(102,420)	R$	(251,723)	US$	(64,964)	R$	(35,677)	R$	(35,710)	R$	(37,701)	US$	(9,729)	R$	(10,330)	R$	(16,092)	R$	(32,371)	US$	(8,355)	R$	(134,244)	R$	(154,222)	R$	(321,795)	US$	(83,048)

The Company has aggregated its products and services into groups of similar products and provided the supplemental disclosure of Revenue below. The Company evaluates whether additional disclosure is appropriate when a product or service category begins to approach a significant level of Revenue.

	Year ended December 31,
	2016		2017		2018		2018
	BRL Restated		BRL Restated		BRL		USD
Sports (1)	R$	1,504,800	R$	1,528,295	R$	1,435,652	US$	370,510
Fashion (1)		172,077		272,423		309,538		79,885
Market Place		8,274		34,494		62,874		16,226

Total net sales	R$	1,685,151	R$	1,835,212	R$	1,808,064	US$	466,621

(1)	Freight services were allocated to the product revenues that they are related to.

Property and equipment and intangible assets by geography are as follows:

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Property and equipment, net
Brazil	R$	69,350	R$	76,489	US$	19,740
Argentina		2,574		0		0
Mexico		1,115		0		0

Total property and equipment, net	R$	73,039	R$	76,489	US$	19,740
Intangible assets, net
Brazil	R$	95,684	R$	133,117	US$	34,356
Argentina		11		0		0
Mexico		41		0		0
Cayman		20,103		10,200		2,631

Total intangible assets, net	R$	115,839	R$	143,317	US$	36,987

Total		188,878		219,806		56,727